Consolidated Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Profit after tax for the period	£ 419	£ 672
Adjustments for:
Non-cash items included in profit	86	187
Change in operating assets	1,135	(2,644)
Change in operating liabilities	1,328	(1,176)
Corporation taxes paid	(166)	(236)
Effects of exchange rate differences	(334)	583
Net cash flows from operating activities	2,468	(2,614)
Cash flows from investing activities
Investments in other entities		(66)
Purchase of property, plant and equipment and intangible assets	(66)	(350)
Proceeds from sale of property, plant and equipment and intangible assets	32	13
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income	(4,141)	(5,047)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income	4,259	1,301
Net cash flows from investing activities	84	(4,149)
Cash flows from financing activities
Issue of debt securities and subordinated notes	2,770	6,452
Issuance costs of debt securities and subordinated notes	(9)	(13)
Repayment of debt securities and subordinated notes	(4,693)	(4,601)
Repurchase of preference shares and other equity instruments	(14)
Dividends paid on ordinary shares	(164)	(250)
Dividends paid on preference shares and other equity instruments	(80)	(90)
Dividends paid on non-controlling interests	0	0
Net cash flows from financing activities	(2,190)	1,498
Change in cash and cash equivalents	362	(5,265)
Cash and cash equivalents at beginning of the period	26,029	42,226
Effects of exchange rate changes on cash and cash equivalents	3	206
Cash and cash equivalents at the end of the period	26,394	37,167
Cash and cash equivalents consist of:
Cash and balances at central banks	21,936	21,342
Less: regulatory minimum cash balances	(670)	(631)
Cash and bank balances at central banks less regulatory minimum cash balances	21,266	20,711
Net trading other cash equivalents		2,591
Net non-trading other cash equivalents	5,128	13,865
Cash and cash equivalents at the end of the period	£ 26,394	£ 37,167